Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Total assets	$ 295,027,566	$ 351,232,991	$ 338,069,866
Total Liabilities	247,738,555	290,322,157	266,318,272
Shareholders' equity	47,289,011	60,910,834	71,751,594	$ 47,289,011
Associates [member]
Disclosure of associates [line items]
Total assets	31,526	18,111	29,231
Total Liabilities	6,309	2,269	4,821
Shareholders' equity	$ 25,217	$ 15,842	$ 24,410
Proportional Bank's interest	5.00%	5.00%	5.00%
Investment carrying amount	$ 1,260	$ 792	$ 1,221
Prisma Medios de Pagos SA [member]
Disclosure of associates [line items]
Total assets	17,879,867		21,212,003
Total Liabilities	16,243,522		18,445,350
Shareholders' equity	$ 1,636,345		$ 2,766,653
Proportional Bank's interest	7.61%		7.61%
Investment carrying amount	$ 124,526		$ 210,542